FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Carrying Amounts and Fair Values of Certain Debt Instruments
The carrying amounts and fair values of certain of the Company’s debt instruments are as follows (dollars in thousands):

	As of June 30, 2020		As of December 31, 2019
	Principal Amount Outstanding	Fair Value	Principal Amount Outstanding	Fair Value
Term Loan	$374,162	$314,296	$385,364	$385,364
Magellan Acquisition Limited Facility	265,414	241,195	278,684	278,684
Fly Aladdin Acquisition Facility	240,890	196,211	272,343	272,343
2021 Notes	325,000	299,423	325,000	331,207
2024 Notes	300,000	249,000	300,000	314,070

Assets and Liabilities Measured at Fair Value on Recurring Basis
As of June 30, 2020 and December 31, 2019, the categorized assets and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows (dollars in thousands):

	Level 1	Level 2	Level 3	Total
June 30, 2020:
Derivative assets	—	$6,285	—	$6,285
Derivative liabilities	—	55,845	—	55,845
Investment in equity certificates	—	5,553	—	5,553
December 31, 2019:
Derivative assets	—	$4,824	—	$4,824
Derivative liabilities	—	27,943	—	27,943
Investment in equity certificates	—	16,048	—	16,048